Notes Payable (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 20, 2021	Mar. 31, 2021	Mar. 31, 2022
Notes Payable [Abstract]
Loan amount		$ 0.5
Amount received	$ 0.6
Annual interest rate	1.00%
Other income			$ 1.1